TAX EXPENSE	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]

NOTE 14: TAX EXPENSE

(A) Analysis of tax expense for the year

	2019	2018[1]	2017[1]
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(1,389)	(1,280)	(1,240)
Adjustments in respect of prior years	96	11	122
	(1,293)	(1,269)	(1,118)
Foreign tax:
Current tax on profit for the year	(70)	(34)	(40)
Adjustments in respect of prior years	2	5	10
	(68)	(29)	(30)
Current tax expense	(1,361)	(1,298)	(1,148)

Deferred tax:
Current year	(165)	(127)	(430)
Adjustments in respect of prior years	139	(29)	(48)
Deferred tax expense	(26)	(156)	(478)
Tax expense	(1,387)	(1,454)	(1,626)

The income tax expense is made up as follows:

	2019	2018[1]	2017[1]
	£m	£m	£m
Tax (expense) credit attributable to policyholders	(148)	14	(82)
Shareholder tax expense	(1,239)	(1,468)	(1,544)
Tax expense	(1,387)	(1,454)	(1,626)

1	Restated, see note 1.

(B) Factors affecting the tax expense for the year

The UK corporation tax rate for the year was 19.0 per cent (2018: 19.0 per cent; 2017: 19.25 per cent). An explanation of the relationship between tax expense and accounting profit is set out below:

	2019	2018[1]	2017[1]
	£m	£m	£m
Profit before tax	4,393	5,960	5,625
UK corporation tax thereon	(835)	(1,132)	(1,083)
Impact of surcharge on banking profits	(364)	(409)	(429)
Non-deductible costs: conduct charges	(370)	(101)	(287)
Non-deductible costs: bank levy	(43)	(43)	(44)
Other non-deductible costs	(121)	(90)	(59)
Non-taxable income	40	87	72
Tax relief on coupons on other equity instruments	89	83	79
Tax-exempt gains on disposals	102	124	128
Recognition (derecognition) of losses that arose in prior years	18	(9)	–
Remeasurement of deferred tax due to rate changes	(6)	32	(9)
Differences in overseas tax rates	(14)	6	(15)
Policyholder tax	(67)	(62)	(66)
Policyholder deferred tax asset in respect of life assurance expenses	(53)	73	–
Adjustments in respect of prior years	237	(13)	88
Tax effect of share of results of joint ventures	–	–	(1)
Tax expense	(1,387)	(1,454)	(1,626)

1	Restated, see note 1.